UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2009
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------------
         This Amendment  (Check only one.):     [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz         Omaha, Nebraska               November 4, 2009
-------------------------    --------------------------    ----------------
Signature                    City, State                   Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ----------------------

Form 13F Information Table Entry Total:                      61
                                                          ----------------------

Form 13F Information Table Value Total:                   $1,667,621
                                                          ----------------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             30-Sep-09
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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              COLUMN 1               COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
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                                                                  VALUE     SHRS OR     SH/ PUT/   INVESTMENT    OTHER      VOTING
           NAME OF ISSUER        TITLE OF CLASS      CUSIP       (x$1000)   PRN AMT     PRN CALL   DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD        SHS               G96655108     22,144      784,700   SH             Sole         N/A       Shared
TYCO INTERNATIONAL               SHS               H89128104     50,212    1,456,250   SH             Sole         N/A       Shared
ACI WORLDWIDE INC                COM               004498101      7,192      475,340   SH             Sole         N/A        Sole
AMERICAN EXPRESS CO              COM               025816109      7,258      214,100   SH             Sole         N/A       Shared
APACHE CORP                      COM               037411105        230        2,500   SH             Sole         N/A        Sole
APOLLO GROUP INC                 CL A              037604105     11,265      152,910   SH             Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL       CL A              084670108     39,794          394   SH             Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL       CL B              084670207    191,345       57,582   SH             Sole         N/A       Shared
BROWN & BROWN INC                COM               115236101        383       20,000   SH             Sole         N/A        Sole
BURLINGTON NORTHN SANTA FE C     COM               12189T104     16,357      204,900   SH             Sole         N/A       Shared
CABELAS INC                      COM               126804301     25,035    1,876,650   SH             Sole         N/A       Shared
COINSTAR INC                     COM               19259P300     31,650      959,660   SH             Sole         N/A       Shared
COMCAST CORP NEW                 CL A SPL          20030N200     72,441    4,505,015   SH             Sole         N/A       Shared
CONOCOPHILLIPS                   COM               20825C104     20,092      444,900   SH             Sole         N/A       Shared
CONVERA CORP                     CL A              211919105        142      590,000   SH             Sole         N/A        Sole
CORPORATE EXECUTIVE BRD CO       COM               21988R102      8,309      333,700   SH             Sole         N/A       Shared
CUMULUS MEDIA INC                CL A              231082108      3,712    2,145,600   SH             Sole         N/A        Sole
DAILY JOURNAL CORP               COM               233912104      5,242       90,415   SH             Sole         N/A        Sole
DELL INC                         COM               24702R101     75,697    4,960,509   SH             Sole         N/A       Shared
DEVON ENERGY CORP NEW            COM               25179M103        236        3,500   SH             Sole         N/A        Sole
DIAGEO P L C                     SPON ADR NEW      25243Q205      8,609      140,000   SH             Sole         N/A        Sole
DIRECTV GROUP INC                COM               25459L106      6,206      225,000   SH             Sole         N/A        Sole
DISCOVERY COMMUNICATNS NEW       COM SER A         25470F104     13,185      456,400   SH             Sole         N/A       Shared
DISCOVERY COMMUNICATNS NEW       COM SER C         25470F302        781       30,000   SH             Sole         N/A        Sole
EOG RES INC                      COM               26875P101      2,171       26,000   SH             Sole         N/A       Shared
EAGLE MATERIALS INC              COM               26969P108     27,184      951,165   SH             Sole         N/A       Shared
ENERGIZER HLDGS INC              COM               29266R108        663       10,000   SH             Sole         N/A        Sole
GOOGLE INC                       CL A              38259P508      9,114       18,380   SH             Sole         N/A        Sole
GRAND CANYON ED INC              COM               38526M106     10,193      571,668   SH             Sole         N/A        Sole
HSN INC                          COM               404303109        149        9,180   SH             Sole         N/A        Sole
INTELLIGENT SYS CORP NEW         COM               45816D100      2,967    2,265,000   SH             Sole         N/A        Sole
INTERVAL LEISURE GROUP INC       COM               46113M108     12,815    1,026,868   SH             Sole         N/A       Shared
KNOT INC                         COM               499184109        136       12,484   SH             Sole         N/A        Sole
LABORATORY CORP AMER HLDGS       COM NEW           50540R409     16,773      255,300   SH             Sole         N/A       Shared
LIBERTY GLOBAL INC               COM SER C         530555309     87,497    3,895,670   SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           INT COM SER A     53071M104     96,345    8,782,580   SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A     53071M302     57,815    2,763,600   SH             Sole         N/A       Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A     53071M500     64,401    2,070,100   SH             Sole         N/A       Shared
LOWES COS INC                    COM               548661107     28,669    1,369,100   SH             Sole         N/A       Shared
MARTIN MARIETTA MATLS INC        COM               573284106     40,886      444,075   SH             Sole         N/A       Shared
MICROSOFT CORP                   COM               594918104     66,025    2,550,220   SH             Sole         N/A       Shared
MOHAWK INDS INC                  COM               608190104     23,115      484,700   SH             Sole         N/A       Shared
NEWCASTLE INVT CORP              COM               65105M108        134       45,000   SH             Sole         N/A        Sole
NEWS CORP                        CL A              65248E104     20,153    1,680,855   SH             Sole         N/A       Shared
OMNICARE INC                     COM               681904108     51,400    2,282,430   SH             Sole         N/A       Shared
POTASH CORP SASK INC             COM               73755L107      4,108       45,470   SH             Sole         N/A        Sole
PROCTER & GAMBLE CO              COM               742718109     10,426      180,000   SH             Sole         N/A        Sole
REDWOOD TR INC                   COM               758075402     96,747    6,241,755   SH             Sole         N/A       Shared
STRAYER ED INC                   COM               863236105      1,306        6,000   SH             Sole         N/A        Sole
TELEPHONE & DATA SYS INC         SPL COM           879433860     74,737    2,518,100   SH             Sole         N/A       Shared
TICKETMASTER ENTMT INC           COM               88633P302     12,087    1,033,980   SH             Sole         N/A        Sole
US BANCORP DEL                   COM NEW           902973304      1,530       70,000   SH             Sole         N/A        Sole
U S G CORP                       COM NEW           903293405     14,566      847,845   SH             Sole         N/A       Shared
UNITED PARCEL SERVICE INC        CL B              911312106     31,059      550,000   SH             Sole         N/A        Sole
UNITEDHEALTH GROUP INC           COM               91324P102     25,603    1,022,500   SH             Sole         N/A       Shared
VULCAN MATLS CO                  COM               929160109     20,979      388,000   SH             Sole         N/A        Sole
WAL MART STORES INC              COM               931142103     13,991      285,000   SH             Sole         N/A        Sole
WASHINGTON POST CO               CL B              939640108     42,033       89,798   SH             Sole         N/A       Shared
WELLPOINT INC                    COM               94973V107     43,963      928,270   SH             Sole         N/A       Shared
WELLS FARGO & CO NEW             COM               949746101     18,599      660,000   SH             Sole         N/A        Sole
XTO ENERGY INC                   COM               98385X106     19,765      478,340   SH             Sole         N/A       Shared
                                                            -------------------------
                                  61                          1,667,621  66,989,458
                                                            -------------------------